Investment in Associate - Additional Information (Detail) - Kutcho [member] $ in Millions, $ in Millions	Jan. 31, 2018 shares	Dec. 14, 2017 USD ($)	Dec. 14, 2017 CAD ($)	Jun. 30, 2018	Dec. 14, 2017 CAD ($)
Equity investment [member]
Disclosure of associates and joint ventures [line items]
Number of shares of associate owned				6,153,846
Total consideration		$ 3	$ 4
Amount advanced in exchange for convertible note receivable		$ 16			$ 20
Coupon rate on convertible note receivable				10.00%
Number of shares issued and outstanding by associate	47,770,378
Fully diluted ownership percentage of associate	36.00%
Non-fully diluted potential ownership percentage of associate	45.00%
Undiluted ownership percentage of associate	13.00%
Investment in warrants [member]
Disclosure of associates and joint ventures [line items]
Number of share purchase warrants of associate owned				3,076,923